Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of operating results for the discontinued entities

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
	2025	2024	2025	2024
Revenue, net	$-	$151	$-	$864
Cost of revenues	-	(72)	-	(614)
Gross profit (loss)	-	79	-	250
Income from grants	-	253	-	852
Research and development expenses	-	(2,892)	-	(2,892)
Administrative and selling expenses	-	(8,747)	-	(9,456)
Other income/(expenses), net	-	10,247		10,246
Operating income/(loss)	-	(1,060)	-	(1,000)
Income/(loss) before income tax	-	-	-	-
Income/(loss) from discontinued operations	-	(1,060)	-	(1,000)

Other comprehensive income/(loss) from discontinued operations	-	-	-	35
Comprehensive income/(loss) from discontinued operations	-	(1,060)	-	(965)

	Year Ended December 31,
(Amounts in thousands)	2024	2023
Federal:
Current	$(55)	$(52)
Deferred	-	-
Total federal income tax (benefit) provision	(55)	(52)
State:
Current	-	(30)
Deferred	-	-
Total state income tax (benefit) provision	-	(30)
International (Non-US):
Current	-	-
Deferred	-	-
Total international income tax (benefit) provision	-	-
Total income tax (benefit) provision	$(55)	$(82)

Schedule of discontinued operations

	December 31, 2024	December 31, 2023
ASSETS OF DISCONTINUED OPERATIONS
Current assets of discontinued operations:
Cash and cash equivalents	$-	$362
Accounts receivable, net	-	128
Contract assets	-	12
Inventories	-	2,512
Prepaid expenses and Other current assets	-	1,416
Total current assets of discontinued operations	-	4,430
Non-current assets:
Property and equipment, net	-	716
Right-of-use assets	-	59
Other non-current assets	-	66
Total non-current assets of discontinued operations	-	841
Total assets of discontinued operations	$-	$5,271

LIABILITIES OF DISCONTINUED OPERATIONS
Current liabilities of discontinued operations:
Trade and other payables	$-	$1,091
Deferred income from grants, current	-	7
Contract liabilities	-	1,601
Other current liabilities	-	881
Operating lease liabilities	-	48
Total current liabilities of discontinued operations	-	3,628
Non-current liabilities of discontinued operations:
Long-term operating lease liabilities	-	12
Other long-term liabilities	-	683
Total non-current liabilities of discontinued operations	-	695
Total liabilities of discontinued operations	$-	$4,323

The following table summarizes the Company’s loss from discontinued operations for the years ended December 31, 2024, and December 31, 2023:

	Years Ended December 31,
	2024	2023
Revenue, net	$728	$3,323
Cost of revenues	(716)	(11,322)
Gross profit (loss)	12	(7,999)
Income from grants	310	922
Research and development expenses	-	(4,546)
Administrative and selling expenses	(4,311)	(3,643)
Amortization of intangible assets	-	(435)
Credit loss – customer contracts	-	(222)
Impairment losses	142	(3,705)
Operating loss from discontinued operations	(3,847)	(19,628)
Finance income / (expenses), net	-	(29)
Foreign exchange gains / (losses), net	(1,597)	(4)
Net gains / (losses) on disposal	(5,536)	-
Other income / (expenses), net	-	(33)
Loss before income taxes from discontinued operations	(10,980)	(19,694)
Income taxes effect on discontinued operations	-	(801)
Income (loss) from discontinued operations	(10,980)	(20,495)
Other comprehensive income/(loss)	(83)	380
Comprehensive loss from discontinued operations	(11,063)	(20,115)